Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities
7.	Marketable Securities

Marketable securities consist of the Company’s ownership of various investments. The investments, which had a fair value of $0.3 million and $1.2 million as of March 31, 2012 and December 31, 2011, respectively, are classified as available-for-sale and accordingly recorded at fair value. During the three months ended March 31, 2012, the Company sold certain of its marketable securities for approximately $0.9 million. Unrealized gains or losses are generally included as part of “Accumulated other comprehensive loss” in the Company’s unaudited condensed consolidated statements of financial condition. When the fair value of an available-for-sale security is lower than its cost, the Company evaluates the security to determine whether the impairment is considered “other-than-temporary.” If the impairment is considered other-than-temporary, the Company records an impairment charge in the Company’s unaudited condensed consolidated statements of operations. No impairment charges were recorded for the three months ended March 31, 2012 and March 31, 2011, respectively.

7.	Marketable Securities

Marketable securities consist of the Company’s ownership of various investments. The investments, which had a fair value of $1.2 million and $4.6 million as of December 31, 2011 and December 31, 2010, respectively, are classified as available-for-sale and accordingly recorded at fair value. Unrealized gains or losses are generally included as part of “Accumulated other comprehensive loss” in the Company’s consolidated statements of financial condition. When the fair value of an available-for-sale security is lower than its cost, the Company evaluates the security to determine whether the impairment is considered “other-than-temporary.” If the impairment is considered other-than-temporary, the Company records an impairment charge in the Company’s consolidated statements of operations. During the year ended December 31, 2011, the Company recorded other-than-temporary impairment charges of $4.0 million, which were recorded in Other expenses in the Company’s consolidated statements of operations. No impairment charges were recorded for the years ended December 31, 2010 and 2009.